RECEIVABLES & PAYABLES WITH BROKER DEALERS AND CLEARING ORGANIZATION	6 Months Ended
Jun. 30, 2024
RECEIVABLES & PAYABLES WITH BROKER DEALERS AND CLEARING ORGANIZATION
RECEIVABLES & PAYABLES WITH BROKER DEALERS AND CLEARING ORGANIZATION

NOTE 6 – RECEIVABLES & PAYABLES WITH BROKER DEALERS AND CLEARING ORGANIZATION

Amounts receivable and payable with broker dealers and the clearing organization include:

	June 30, 2024	December 31, 2023	December 31, 2022
Due from clearing organizations, net	$1,094,453	$—	$—
Fails to deliver and receive	238,853	—	—
Total receivables	$1,333,306	$—	$—

Due from clearing organizations, net	$3,003	$—	$—
Fails to deliver and receive	1,912	—	—
Total payables	$4,915	$—	$—

No losses were recognized on the receivables from broker dealers or clearing organizations during the six-month period ended June 30, 2024.